Shares (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2018
Shares
Share capital	kr 3,990,000	kr 3,990,000
SEKETT AB
Shares
Share capital			kr 50
Book value	kr 0	kr 0
Number of shares	50	50